Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
USD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	$ 12,446
Earnings before income taxes	(10,042)
AUD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	639
Earnings before income taxes	0
BRL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	246
Earnings before income taxes	$ 0